BUSINESS ACQUISITION - Acquisition of shangi in 2018 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Allocation of the purchase prices
Goodwill	$ 75,021	$ 64,222
Shanxi
Allocation of the purchase prices
Capital injection receivable	1,360
Inventory	4,604
Goodwill	3,917
Noncontrolling interest	1,175
The purchase price comprised of:
- Cash consideration	4,536
- Forgiveness of financing receivable	1,428
- Contingent consideration	2,742
Total	$ 8,706